Future Minimum Lease Payments Under Non Cancelable Operating Leases Parent Company (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Leased Commitments [Line Items]
2019	$ 24,930	¥ 171,404
2020	19,092	131,268
2021	22,024	151,428
2022	13,966	96,025
2023 and thereafter	118,370	813,854
Operating Leases, Future Minimum Payments Due	198,382	1,363,979
Parent Company
Operating Leased Commitments [Line Items]
2019	1,146	7,878
2020	1,100	7,564
2021	1,100	7,564
2022	1,100	7,564
2023 and thereafter	1,300	8,941
Operating Leases, Future Minimum Payments Due	$ 5,746	¥ 39,511